4. Prepaid Expenses and Deposits: Schedule of Prepaid Expenses and Deposits (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Prepaid Expenses and Deposits
	July 31, 2019 $	July 31, 2018 $
Insurance	1,432	72,621
Advertising and promotion	71,736	89,894
Consulting	24,797	322,891
Deposits	31,453	46,453
	129,418	531,859